Statement -STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 0	$ 0
Cost of revenues	0	0
Gross profit	0	0
Operating expenses:
Selling, general and administrative expenses	323	60
Total operating expenses	323	60
Operating loss	(323)	(60)
Net loss before income tax expense	(323)	(60)
Income tax expense	0	0
Net loss	$ (323)	$ (60)